EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund and GQG Partners Global Quality Equity Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 22, 2020 (SEC Accession No. 0001398344-20-008301), in interactive data format.